Other operating income (Details) - GBP (£) £ in Thousands	3 Months Ended			9 Months Ended
	Oct. 31, 2018	Oct. 31, 2017		Oct. 31, 2018	Oct. 31, 2017
Disclosure of operating segments [line items]
Income on release of the US not for profit organizations financial liability	£ 0	£ 908		£ 539	£ 908
Research and development credit	156	0		156	0
Other income	0	0		6	0
Other operating income	2,825	1,574	[1]	8,979	1,574	[2]
BARDA
Disclosure of operating segments [line items]
Grant income	2,230	666		7,535	666
CARB-X and Innovate
Disclosure of operating segments [line items]
Grant income	£ 439	£ 0		£ 743	£ 0

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’